Share-based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares										6 Months Ended
	Jun. 07, 2022	Mar. 30, 2022	Jun. 07, 2021	Mar. 04, 2021	May 29, 2020	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)										654,086
Service Period One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	60,415		95,583	56,957	78,510		59,237
Service Period	1 year			1 year	1 year		1 year
Grant Price (in dollars per share)	$ 8.07		$ 4.31	$ 4.28	$ 5.84		$ 7.47
Service Period Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)									176,659
Service Period									2 years
Grant Price (in dollars per share)									$ 4.64
Service Period Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)		593,671		302,923		94,105		86,210
Service Period		3 years		3 years		3 years		3 years
Grant Price (in dollars per share)		$ 4.54		$ 4.28		$ 5.25		$ 5.10